Income Taxes - Schedule of Effective Income Tax Reconciliatio (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory rates, amount	$ (2,769,716)	$ (2,233,413)
State income taxes, amount	(923,239)	(328,443)
Permanent differences, amount	3,144,503	1,786,485
Valuation allowance against net deferred tax assets, amount	548,452	775,371
Effective rate, amount
Federal statutory rates, percent	21.00%	34.00%
State income taxes, percent	7.00%	5.00%
Permanent differences, percent	(23.80%)	(27.20%)
Valuation allowance against net deferred tax assets, percent	(4.20%)	(11.80%)
Effective rate, percent	0.00%	0.00%